Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Baird Ultra Short Bond Fund | Baird Ultra Short Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.81%	5.65%	5.71%	0.96%	0.20%	1.66%	3.11%	1.95%	1.30%	1.56%
Baird Short-Term Bond Fund | Baird Short-Term Bond Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.67%	4.99%	5.65%	(3.64%)	(0.42%)	4.23%	4.68%	1.49%	1.53%	2.25%
Baird Intermediate Bond Fund | Baird Intermediate Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.01%	3.45%	5.78%	(8.64%)	(1.41%)	7.42%	7.05%	0.58%	2.74%	2.83%
Baird Aggregate Bond Fund | Baird Aggregate Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.36%	1.85%	6.43%	(13.35%)	(1.46%)	8.63%	9.48%	(0.30%)	4.20%	3.52%
Baird Core Plus Bond Fund | Baird Core Plus Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.47%	2.54%	6.89%	(12.87%)	(1.02%)	8.80%	10.11%	(0.51%)	4.65%	4.73%
Baird Short-Term Municipal Bond Fund | Baird Short-Term Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.71%	3.23%	4.15%	(3.66%)	0.74%	3.25%	3.96%	1.75%	2.84%	0.71%
Baird Strategic Municipal Bond Fund | Baird Strategic Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.18%	3.17%	6.78%	(5.31%)	2.26%	8.39%
Baird Quality Intermediate Municipal Bond Fund | Baird Quality Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.71%	1.58%	4.29%	(5.74%)	0.27%	4.43%	5.65%	1.19%	3.12%	(0.46%)
Baird Core Intermediate Municipal Bond Fund | Baird Core Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.88%	2.41%	5.54%	(6.07%)	1.60%	5.26%	6.75%	1.30%	5.26%	1.14%
Baird Municipal Bond Fund | Baird Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.96%	2.73%	7.14%	(7.73%)	3.46%	9.95%
Baird MidCap Growth Fund | Baird MidCap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(9.36%)	(0.90%)	20.17%	(27.64%)	22.51%	34.81%	36.31%	(1.61%)	26.88%	5.40%
Baird Small/Mid Cap Growth Fund | Baird Small/Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(8.75%)	7.88%	10.88%	(27.14%)	18.42%	44.57%	36.98%
Baird Equity Opportunity Fund | Baird Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	2.79%	24.01%	13.75%	(11.56%)	19.40%	2.85%	18.40%	(16.45%)	18.05%	15.11%
Baird Chautauqua International Growth Fund | Baird Chautauqua International Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	19.47%	11.59%	12.41%	(17.84%)	6.90%	39.84%	26.72%	(16.94%)	36.11%
Baird Chautauqua Global Growth Fund | Baird Chautauqua Global Growth Fund, Institutional
Prospectus [Line Items]
Annual Return [Percent]	22.40%	16.32%	16.34%	(20.11%)	12.93%	37.97%	30.14%	(14.70%)	37.75%